8. PRODUCT DEVELOPMENT COSTS & INTANGIBLES: Schedule of Product Development Costs (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amortization of loan initiation fees	$ 82,891	$ 0
Property Plant & Equipment, net	$ 416,695	31,332
ZenaPay Plant Software
Asset Source and Currency	Developed internally, USD
Oil and Gas, Full Cost Method, Capitalized Cost Excluded from Amortization, Development Cost, Period Cost	$ 28,080	28,080
Property, Plant and Equipment, Additions	0
Amortization of loan initiation fees		28,080
Accumulated Amortization of Other Deferred Costs	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	28,080
Property Plant & Equipment, net	$ 0
System View Software
Asset Source and Currency	Acquired – business combination, USD
Oil and Gas, Full Cost Method, Capitalized Cost Excluded from Amortization, Development Cost, Period Cost	$ 40,190	40,190	$ 40,190
Property, Plant and Equipment, Additions	0	0
Amortization of loan initiation fees		39,529	31,491
Accumulated Amortization of Other Deferred Costs	661	8,038
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	40,190	39,529
Property Plant & Equipment, net	$ 0	661
ZigVoice Software
Asset Source and Currency	Acquired – business combination, USD
Oil and Gas, Full Cost Method, Capitalized Cost Excluded from Amortization, Development Cost, Period Cost	$ 9,702	9,702	9,702
Property, Plant and Equipment, Additions	0	0
Amortization of loan initiation fees		9,543	7,602
Accumulated Amortization of Other Deferred Costs	159	1,940
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	9,702	9,542
Property Plant & Equipment, net	$ 0	160
WorkAware Software
Asset Source and Currency	Acquired – business combination, CAD
Oil and Gas, Full Cost Method, Capitalized Cost Excluded from Amortization, Development Cost, Period Cost	$ 396,600	396,600	396,600
Property, Plant and Equipment, Additions	0	0
Amortization of loan initiation fees		89,842	63,402
Accumulated Amortization of Other Deferred Costs	26,213	26,440
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	116,054	89,842
Property Plant & Equipment, net	$ 280,546	306,758
TillerStack Software
Asset Source and Currency	Acquired – business combination, EURO
Oil and Gas, Full Cost Method, Capitalized Cost Excluded from Amortization, Development Cost, Period Cost	$ 1,584,516	1,584,516	1,584,516
Property, Plant and Equipment, Additions	0	0
Amortization of loan initiation fees		312,345	206,711
Accumulated Amortization of Other Deferred Costs	104,853	105,634
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	417,918	312,345
Property Plant & Equipment, net	$ 1,167,318	1,272,171
PsPortals Software
Asset Source and Currency	Acquired – business combination, USD
Oil and Gas, Full Cost Method, Capitalized Cost Excluded from Amortization, Development Cost, Period Cost	$ 1,048,782	1,048,782	1,048,782
Property, Plant and Equipment, Additions	0	0
Amortization of loan initiation fees		139,694	69,775
Accumulated Amortization of Other Deferred Costs	69,585	69,919
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	209,279	139,694
Property Plant & Equipment, net	839,504	909,088
TOTAL
Oil and Gas, Full Cost Method, Capitalized Cost Excluded from Amortization, Development Cost, Period Cost	3,107,870	3,107,870
Property, Plant and Equipment, Additions	0
Amortization of loan initiation fees		619,033
Accumulated Amortization of Other Deferred Costs	201,471
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	820,503
Property Plant & Equipment, net	$ 2,287,367
Drone technology
Asset Source and Currency	Acquired separately, USD
Oil and Gas, Full Cost Method, Capitalized Cost Excluded from Amortization, Development Cost, Period Cost	$ 1,440,000	1,440,000	1,440,000
Property, Plant and Equipment, Additions	0	0
Amortization of loan initiation fees		0	0
Accumulated Amortization of Other Deferred Costs	0	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	0	0
Property Plant & Equipment, net	$ 1,440,000	1,440,000
Robotic Arm Technology
Asset Source and Currency	Acquired separately, USD
Oil and Gas, Full Cost Method, Capitalized Cost Excluded from Amortization, Development Cost, Period Cost	$ 840,000	840,000	840,000
Property, Plant and Equipment, Additions	0	0
Amortization of loan initiation fees		0	0
Accumulated Amortization of Other Deferred Costs	0	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	0	0
Property Plant & Equipment, net	$ 840,000	840,000
Drone Development
Asset Source and Currency	Developed internally, USD
Oil and Gas, Full Cost Method, Capitalized Cost Excluded from Amortization, Development Cost, Period Cost	$ 2,545,326	1,376,200	792,168
Property, Plant and Equipment, Additions	1,169,126	584,033
Amortization of loan initiation fees		0	0
Accumulated Amortization of Other Deferred Costs	0	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	0	0
Property Plant & Equipment, net	2,545,326	1,376,200
Total Product Development
Oil and Gas, Full Cost Method, Capitalized Cost Excluded from Amortization, Development Cost, Period Cost	4,825,326	3,656,200
Property, Plant and Equipment, Additions	1,169,126
Property Plant & Equipment, net	$ 4,825,326
ZenaPay Wallet and Merchant1
Asset Source and Currency	Developed internally, CAD
Oil and Gas, Full Cost Method, Capitalized Cost Excluded from Amortization, Development Cost, Period Cost		28,746	28,746
Property, Plant and Equipment, Additions		0
Amortization of loan initiation fees			28,730
Accumulated Amortization of Other Deferred Costs		16
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		28,746
Property Plant & Equipment, net		0
ZenaPay Plant Tracker
Asset Source and Currency	Developed internally, CAD
Oil and Gas, Full Cost Method, Capitalized Cost Excluded from Amortization, Development Cost, Period Cost		28,080	28,080
Property, Plant and Equipment, Additions		0
Amortization of loan initiation fees			22,464
Accumulated Amortization of Other Deferred Costs		5,616
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		28,080
Property Plant & Equipment, net		0
All
Oil and Gas, Full Cost Method, Capitalized Cost Excluded from Amortization, Development Cost, Period Cost		3,136,616	3,136,616
Amortization of loan initiation fees			430,175
Accumulated Amortization of Other Deferred Costs		217,603
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		647,779
Property Plant & Equipment, net		2,488,837
All Product Development
Oil and Gas, Full Cost Method, Capitalized Cost Excluded from Amortization, Development Cost, Period Cost		3,656,200	$ 3,072,168
Property, Plant and Equipment, Additions		584,033
Property Plant & Equipment, net		$ 3,656,201